11. RESTRICTED CASH AND INVESTMENTS (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
DisclosureOfRestrictedCashAndInvestmentsLineItems [Line Items]
Restricted cash and investments	$ 9,712	$ 2,314
Cash and cash equivalents
DisclosureOfRestrictedCashAndInvestmentsLineItems [Line Items]
Restricted cash and investments	2,431	277
Investments
DisclosureOfRestrictedCashAndInvestmentsLineItems [Line Items]
Restricted cash and investments	7,281	2,037
Elliot Lake reclamation trust fund
DisclosureOfRestrictedCashAndInvestmentsLineItems [Line Items]
Restricted cash and investments	2,431	2,213
Letters of credit facility pledged assets
DisclosureOfRestrictedCashAndInvestmentsLineItems [Line Items]
Restricted cash and investments	7,174	0
Letters of credit additional collateral
DisclosureOfRestrictedCashAndInvestmentsLineItems [Line Items]
Restricted cash and investments	$ 107	$ 101